Expense Example - FidelityAdvisorValueFund-AMCIZPRO - FidelityAdvisorValueFund-AMCIZPRO - Fidelity Advisor Value Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Value Fund - Class A
Expense Example:
1 year	$ 685
3 years	931
5 years	1,198
10 years	1,959
Fidelity Advisor Value Fund - Class C
Expense Example:
1 year	293
3 years	611
5 years	1,058
10 years	2,101
Fidelity Advisor Value Fund - Class M
Expense Example:
1 year	488
3 years	788
5 years	1,112
10 years	2,028
Fidelity Advisor Value Fund - Class I
Expense Example:
1 year	92
3 years	294
5 years	515
10 years	1,150
Fidelity Advisor Value Fund - Class Z
Expense Example:
1 year	77
3 years	252
5 years	446
10 years	$ 1,005